Financial Instruments - Disclosure of fair value measurement and classification (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	$ 575,738	$ 944,832
Financial liabilities	35,664	192,808
Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	575,738	944,832
Financial liabilities	35,664	192,808
Subsidiary warrant liability
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	47	6,787
Subsidiary warrant liability | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	47	6,787
Subsidiary preferred shares
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	27,339	174,017
Subsidiary preferred shares | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	27,339	174,017
Subsidiary notes payable
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	2,345	4,641
Subsidiary notes payable | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	2,345	4,641
Share based liability awards
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	5,932	7,362
Share based liability awards | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	5,932	7,362
Level 1 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	534,777	687,005
Financial liabilities	4,396	6,081
Level 1 of fair value hierarchy | Subsidiary warrant liability
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy | Subsidiary preferred shares
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy | Subsidiary notes payable
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy | Share based liability awards
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	4,396	6,081
Level 2 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	11,867	3,174
Financial liabilities	2,097	1,945
Level 2 of fair value hierarchy | Subsidiary warrant liability
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0	0
Level 2 of fair value hierarchy | Subsidiary preferred shares
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0	0
Level 2 of fair value hierarchy | Subsidiary notes payable
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	2,097	1,945
Level 2 of fair value hierarchy | Share based liability awards
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	29,094	254,653
Financial liabilities	29,171	184,781
Level 3 of fair value hierarchy | Subsidiary warrant liability
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	47	6,787	$ 8,206	$ 7,997
Level 3 of fair value hierarchy | Subsidiary preferred shares
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	27,339	174,017
Level 3 of fair value hierarchy | Subsidiary notes payable
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	248	2,696
Level 3 of fair value hierarchy | Share based liability awards
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	1,537	1,281
Money Markets
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	95,249	432,649
Money Markets | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	95,249	432,649
Money Markets | Level 1 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	95,249	432,649
Money Markets | Level 2 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Money Markets | Level 3 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Short-term Investments
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	200,229
Short-term Investments | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	200,229
Short-term Investments | Level 1 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	200,229
Short-term Investments | Level 2 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0
Short-term Investments | Level 3 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0
Short-term note from associate
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	16,501	15,120
Short-term note from associate | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	16,501	15,120
Short-term note from associate | Level 1 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Short-term note from associate | Level 2 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Short-term note from associate | Level 3 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	16,501	15,120
Investments held at fair value
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	251,892	493,888
Investments held at fair value | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	251,892	493,888
Investments held at fair value | Level 1 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	239,299	254,355
Investments held at fair value | Level 2 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Investments held at fair value | Level 3 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	12,593	239,533	$ 206,892	$ 154,445
Trade and other receivables
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	11,867	3,174
Trade and other receivables | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	11,867	3,174
Trade and other receivables | Level 1 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Trade and other receivables | Level 2 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	11,867	3,174
Trade and other receivables | Level 3 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	$ 0	$ 0